SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share options outstanding at beginning	191,700
Weighted average exercisable price per share option, beginning	$ 2.77
Weighted average remaining contractual life, outstanding	8 years 3 months	5 years 7 months 20 days
Aggregate intrinsic value, outstanding, beginning	$ 227
Share options outstanding at beginning	618,871
Weighted average exercisable price per share option, beginning	$ 6.04
Weighted average remaining contractual life, granted	9 years 4 months 9 days
Share options outstanding at beginning
Weighted average exercisable price per share option, beginning
Share options outstanding at beginning
Weighted average exercisable price per share option, beginning
Share options outstanding at beginning
Weighted average exercisable price per share option, beginning
Share options outstanding at beginning	810,571	191,700
Weighted average exercisable price per share option, beginning	$ 5.31	$ 2.77
Aggregate intrinsic value, outstanding, beginning	$ 3,110	$ 227
Share options outstanding at beginning	202,934
Shares options, exercisable at ending	202,934
Weighted average exercisable price per share option, beginning	$ 2.86
Weighted average exercisable price per share option exercisable, ending	$ 2.86
Weighted average remaining contractual life vested, outstanding	4 years 11 months 1 day
Weighted average remaining contractual life exercisable, outstanding	4 years 11 months 1 day
Aggregate intrinsic value, outstanding, beginning	$ 1,274
Aggregate intrinsic value, exercisable, ending	$ 1,274